Other employee benefits (Schedule of detailed information about employee future benefit expense) (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Employee Benefits [Line Items]
Current service cost	$ 2,855	$ 3,995
Net interest cost	3,940	3,531
Components recognized in consolidated income statements	$ 6,795	$ 7,526